Prepayments, Net	12 Months Ended
Mar. 31, 2025
Prepayments, Net [Abstract]
Prepayments, net

Note 9 — Prepayments, net

	March 31,	March 31,
	2025	2024

Prepayment	$6,354,653	$5,720,400
Less: allowance for prepayment	(114,792)	(209,412)
Total prepayments, net	$6,239,861	$5,510,988

Movement of allowance for doubtful account for the years ended March 31, 2025, 2024, and 2023 are as follows:

	March 31, 2025	March 31, 2024	March 31, 2023

Beginning balance	$209,412	$51,755	$71,227
(Recovery) Addition	(94,786)	157,623	(10,105)
Write-off	-	-	(8,894)
Translation adjustment	166	34	(473)
Ending balance	$114,792	$209,412	$51,755